Income Taxes - Summary of Components of the Provision for Income Taxes (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal					$ 0	$ 0
State					38	41
Foreign					26	235
Total current tax expense					64	276
Deferred
Federal					0	0
State					0	0
Foreign					0	0
Total deferred tax expense					0	0
Total provision for income taxes	$ (20)	$ 60	$ 110	$ 147	$ 64	$ 276